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                                 VALIC COMPANY I

                   SUPPLEMENT TO PROSPECTUS DATED MAY 30, 2006


In the section titled "ABOUT THE SERIES COMPANY'S MANAGEMENT -- INVESTMENT SUB-ADVISERS -- AIG GLOBAL INVESTMENT CORP.," the disclosure with respect to Robert Simmons is deleted in its entirety.



DATE:  AUGUST 28, 2006